Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Future Minimum Lease Payments

Future minimum lease payments under non-cancellable operating leases as of December 31, 2018 and 2017 are as follows:

	2018	2017
Within one year	5,293	4,203
After one year but not more than three years	11,218	6,386
After three years but not more than five years	9,596	3,959
More than five years	1,290	3,160

Total	27,397	17,708

Summary of Rollforward of Legal Proceedings

	Labor	Taxes	Total
Balance at December 31, 2017	—	—	—
Additions	17	124	141
Reversals	—	(10)	(10)

Balance at December 31, 2018	17	114	131

Summary of Litigation Settlement

As of December 31, 2018, the Company was party to lawsuits classified as possible losses totaling R$ 5,170 (2017: R$ 4,588), as shown below:

	2018	2017
Civil (a)	4,425	4,133
Labor (b)	745	455

Total	5,170	4,588

(a)	The civil proceedings relate mainly to customer claims, including those related to the early termination of certain agreements, among others.
(b)

The labor proceedings to which the Company is a party were filed by former employees or suppliers and third-party service providers’ employees seeking joint liability for the acts of the Company’s suppliers and service providers.